Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,989	$ 10,848	$ 9,353	$ 12,334	$ 11,867	$ 16,674	$ 13,131	$ 14,547	$ 15,870	$ 14,459
LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Account Value [Line Items]
Accumulated Value	10,000	10,962	10,798	9,290	12,218	11,722	16,432	12,898	14,221	15,493	14,068
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	11,195	13,639	13,041	17,045	20,302	26,129	21,397	27,022	33,782	39,823
FTSE NAREIT All Equity REIT Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,863	$ 11,805	$ 11,328	$ 14,575	$ 13,828	$ 19,539	$ 14,664	$ 16,330	$ 17,133	$ 17,522